As filed with the Securities and Exchange Commission on October 28, 2009

                                               File Nos.  033-18516
                                                          811-05387

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____

Post-Effective Amendment No.  41                         (X)
                              --

                                    and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No.  42                                        (X)
               --

                         FRANKLIN MUTUAL SERIES FUNDS
                         -----------------------------
              (Exact Name of Registrant as Specified in Charter)

              101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078
              --------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (201)912-2100
                                 -------------
             (Registrant's Telephone Number, Including Area Code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-906
         ------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)
   [X] on October 30, 2009 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a) (1)
   [ ] on (date) after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's prospectus and statement of additional information dated May 1, 2009, as filed with the Securities and Exchange Commission ("SEC") under Form Type 485BPOS on April 28, 2009 (Accession number 0000825063-09-000018), are hereby incorporated by reference. (File Nos. 033-18516 and 811-05387.)

The Registrant's supplement dated May 15, 2009, as filed with the Securities and Exchange Commission ("SEC") under Form Type 497 on May 19, 2009 (Accession number 0000225375-09-000010), is also incorporated by reference. (File Nos. 033-18516 and 811-05387.)

The Registrant's supplement dated May 29, 2009, as filed with the Securities and Exchange Commission ("SEC") under Form Type 497 on May 29, 2009 (Accession number 0000825063-09-000028), is also incorporated by reference. (File Nos. 033-18516 and 811-05387.)

The Registrant's supplements dated July 23, 2009, as filed with the Securities and Exchange Commission ("SEC") under Form Type 497 on July 23, 2009 (Accession number 0000825063-09-000030), is also incorporated by reference. (File Nos. 033-18516 and 811-05387.)

The Registrant's supplement dated September 1, 2009, as filed with the Securities and Exchange Commission ("SEC") under Form Type 497 on September 1, 2009 (Accession number 0000038721-09-000035), is also incorporated by reference. (File Nos. 033-18516 and 811-05387.)







MS P-2 10/09

                       SUPPLEMENT DATED OCTOBER 30, 2009
                      TO THE PROSPECTUS DATED MAY 1, 2009
                                      OF
                         FRANKLIN MUTUAL SERIES FUNDS
                              Mutual Beacon Fund
                         Mutual Global Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                           Mutual International Fund
                               Mutual Quest Fund
                              Mutual Shares Fund

The prospectus is amended as follows:

I. The Mutual Beacon Fund and Mutual European Fund will begin offering Class R shares on or about October 30, 2009. Therefore, on or about October 30, 2009, the Mutual Beacon and Mutual European Fund will offer five classes of shares, Class A, Class B, Class C, Class R and Class Z.

II. For the Mutual Beacon Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 10 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

 [Insert bar graph]

16.40%   13.89% 5.78%  -11.41% 28.99% 14.13%  8.89%  20.65% 2.67%  -40.48%
----------------------------------------------------------------------------
 99      00     01     02      03     04      05     06     07     08

                                     YEAR

Best Quarter:                             Q2 '03      14.21%
Worst Quarter:                            Q4 '08     -24.33%

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2008
                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual Beacon Fund - Class A(2)
Return Before Taxes                 -43.89%    -2.88%      3.30%
Return After Taxes on Distributions -44.21%    -4.03%      1.67%
Return After Taxes on
Distributions and Sale of Fund      -27.96%    -2.05%      2.55%
Shares
S&P 500(R) Index(3)                 -37.00%    -2.19%     -1.38%
(index reflects no deduction for
fees, expenses, or taxes)

                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual Beacon Fund - Class B(2)     -43.17%    -2.68%      3.35%
S&P 500(R) Index(3)                 -37.00%    -2.19%     -1.38%

                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual Beacon Fund - Class C(2)     -41.49%    -2.41%      3.23%
S&P 500(R) Index(3)                 -37.00%    -2.19%     -1.38%

                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual Beacon Fund - Class R(4)     -40.48%    -1.73%      3.92%
S&P 500(R) Index(3)                 -37.00%    -2.19%     -1.38%

                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual Beacon Fund - Class Z        -40.37%    -1.44%      4.26%
S&P 500(R) Index(3)                 -37.00%    -2.19%     -1.38%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2009, the Fund's year-to-date return was 23.51% for Class A.
2. Figures reflect sales charges.
3. Source: (C) 2009 Morningstar. The unmanaged Standard & Poor's (S&P) 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective October 30, 2009, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to October 30, 2009, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after October 30, 2009, actual Class R performance is used reflecting all charges and fees applicable to that class.

III. For the Mutual Global Discovery Fund, the "Performance - Class A Annual Total Returns" footnote on page 11 is replaced with the following:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2009, the Fund's year-to-date return was 17.66% for Class A.

IV. For the Mutual Quest Fund, the "Performance - Class A Annual Total Returns" footnote on page 13 is replaced with the following:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2009, the Fund's year-to-date return was 15.50% for Class A.

V. For the Mutual Shares Fund, the "Performance - Class A Annual Total Returns" footnote on page 14 is replaced with the following:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2009, the Fund's year-to-date return was 21.99% for Class A.

VI. The "Shareholder Fees," "Annual Fund Operating Expenses" and "Example" tables under the section entitled "Fees and Expenses" beginning on page 17 are replaced with the following:

SHAREHOLDER FEES                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                              Mutual
                                    Mutual    Global     Mutual     Mutual
Class A                             Beacon    Discovery  Quest      Shares
------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price(1)     5.75%     5.75%      5.75%      5.75%
  Load imposed on purchases(1)      5.75%     5.75%      5.75%      5.75%
  Maximum deferred sales charge     None      None       None       None
(load)(2)

Class B(3)
------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        4.00%     4.00%      4.00%      4.00%
  Load imposed on purchases         None      None       None       None
  Maximum deferred sales charge     4.00%     4.00%      4.00%      4.00%
(load)(4)

Class C
------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        1.00%     1.00%      1.00%      1.00%
  Load imposed on purchases         None      None       None       None
  Maximum deferred sales charge     1.00%     1.00%      1.00%      1.00%
(load)

Class R
------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        None      None       None       None
  Load imposed on purchases         None      None       None       None
  Maximum deferred sales charge     None      None       None       None
(load)

Class Z
------------------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases                None      None       None       None


ANNUAL FUND OPERATING EXPENSES(5)        (EXPENSES DEDUCTED FROM FUND ASSETS)
                                                Mutual
                                     Mutual     Global    Mutual    Mutual
Class A                              Beacon(6)  Discovery Quest(7)  Shares
-------------------------------------------------------------------------------
Management fees                      0.59%      0.76%     0.60%     0.56%
Distribution and service (12b-1)     0.29%      0.28%     0.30%     0.29%
fees
Other expenses                       0.25%      0.26%     0.21%     0.23%
                                     ------------------------------------------
Total annual Fund operating expenses 1.13%      1.30%     1.11%     1.08%
                                     ==========================================

Class B
-------------------------------------------------------------------------------
Management fees                      0.59%      0.76%     0.60%     0.56%
Distribution and service (12b-1)     1.00%      1.00%     1.00%     1.00%
fees
Other expenses                       0.25%      0.26%     0.21%     0.23%
                                     ------------------------------------------
Total annual Fund operating expenses 1.84%      2.02%     1.81%     1.79%
                                     ==========================================

Class C
-------------------------------------------------------------------------------
Management fees                      0.59%      0.76%     0.60%     0.56%
Distribution and service (12b-1)     1.00%      0.99%     0.99%     0.98%
fees
Other expenses                       0.25%      0.26%     0.21%     0.23%
                                     ------------------------------------------
Total annual Fund operating expenses 1.84%      2.01%     1.80%     1.77%
                                     ==========================================

Class R
-------------------------------------------------------------------------------
Management fees                      0.59%      0.76%     0.60%     0.56%
Distribution and service (12b-1)     0.50%      0.50%     0.50%     0.50%
fees
Other expenses                       0.25%      0.26%     0.21%     0.23%
                                     ------------------------------------------
Total annual Fund operating expenses 1.34%      1.52%     1.31%     1.29%
                                     ==========================================

Class Z
-------------------------------------------------------------------------------
Management fees                      0.59%      0.76%     0.60%     0.56%
Distribution and service (12b-1)     None       None      None      None
fees
Other expenses                       0.25%      0.26%     0.21%     0.23%
                                     ------------------------------------------
Total annual Fund operating expenses 0.84%      1.02%     0.81%     0.79%
                                     ==========================================

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges-Class A" under "Choosing A Share Class" and purchases by certain retirement plans without an initial sales charge.)
3. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
4. Declines to zero after six years.
5. In periods of market volatility, during which assets may fluctuate substantially, the Fund's annual Fund operating expenses may vary from the numbers shown in the table above.
6. The Fund began offering Class R shares on October 30, 2009. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended December 31, 2008. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
7. The Fund began offering Class R shares on May 1, 2009. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended December 31, 2008. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

EXAMPLE

This example can help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes:

o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o     The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                Mutual
                                     Mutual     Global    Mutual    Mutual
                                     Beacon     Discovery Quest     Shares
-------------------------------------------------------------------------------
If you sell your shares at the end
of the period:
Class A
 1 Year(1)                           $684       $700      $682      $679
 3 Years                             $913       $963      $908      $899
 5 Years                             $1,161     $1,247    $1,151    $1,136
 10 Years                            $1,871     $2,053    $1,849    $1,816
Class B
 1 Year                              $587       $605      $584      $582
 3 Years                             $879       $934      $869      $863
 5 Years                             $1,195     $1,288    $1,180    $1,170
 10 Years(2)                         $1,973     $2,163    $1,943    $1,919
Class C
 1 Year                              $287       $304      $283      $280
 3 Years                             $579       $630      $566      $557
 5 Years                             $995       $1,083    $975      $959
 10 Years                            $2,159     $2,338    $2,116    $2,084
Class R
 1 Year                              $136       $155      $133      $131
 3 Years                             $425       $480      $415      $409
 5 Years                             $734       $829      $718      $708
 10 Years                            $1,613     $1,813    $1,579    $1,556
Class Z
 1 Year                              $86        $104      $83       $81
 3 Years                             $268       $325      $259      $252
 5 Years                             $466       $563      $450      $439
 10 Years                            $1,037     $1,248    $1,002    $978

If you do not sell your shares:
Class B
 1 Year                              $187       $205      $184      $182
 3 Years                             $579       $634      $569      $563
 5 Years                             $995       $1,088    $980      $970
 10 Years(2)                         $1,037     $1,248    $1,002    $978
Class C
 1 Year                              $187       $204      $183      $180
 3 Years                             $579       $630      $566      $557
 5 Years                             $995       $1,083    $975      $959
 10 Years                            $2,159     $2,338    $2,116    $2,084

1. Assumes a contingent deferred sales charge will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

VII. For the Mutual Financial Services Fund, the "Performance - Class A Annual Total Returns" footnote on page 29 is replaced with the following:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2009, the Fund's year-to-date return was 22.20% for Class A.

VIII. For the Mutual European Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 42 are replaced with the following:


CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

46.05%  14.07% -5.05% -8.05%  32.34%  21.23%  17.56%  26.96% 16.86% -32.68%
-------------------------------------------------------------------------
  99      00     01     02     03      04      05      06     07     08
                                     YEAR

Best Quarter:                             Q4 '99      27.28%
Worst Quarter:                            Q4 '08     -13.56%

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2008
                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual European Fund - Class A(2)
Return Before Taxes                 -36.56%    6.05%       9.95%
Return After Taxes on Distributions -36.92%    5.03%       8.17%
Return After Taxes on
Distributions and Sale of Fund      -23.34%    5.43%       8.09%
Shares
MSCI Europe Index(3)                -46.08%    2.03%       0.79%
(index reflects no deduction for
fees, expenses, or taxes)

                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual European Fund - Class B(2)   -35.74%    6.28%       10.03%
MSCI Europe Index(3)                -46.08%    2.03%        0.79%

                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual European Fund - Class C(2)   -33.79%    6.59%        9.91%
MSCI Europe Index(3)                -46.08%    2.03%        0.79%

                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual European Fund - Class R(4)   -32.68%    7.32%       10.60%
MSCI Europe Index(3)                -46.08%    2.03%        0.79%

                                    1 Year     5 Years     10 Years
----------------------------------------------------------------------
Mutual European Fund - Class Z      -32.47%    7.64%       10.99%
MSCI Europe Index(3)                -46.08%    2.03%        0.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2009, the Fund's year-to-date return was 22.05% for Class A.
2. Figures reflect sales charges.
3. Source: (C) 2009 Morningstar. The unmanaged Morgan Stanley (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of the developed markets in Europe. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective October 30, 2009, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to October 30, 2009, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after October 30, 2009, actual Class R performance is used reflecting all charges and fees applicable to that class.

IX. The "Shareholder Fees," "Annual Fund Operating Expenses" and "Example" tables under the section entitled "Fees and Expenses" beginning on page 44 are replaced with the following:

SHAREHOLDER FEES                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                 Class A  Class B  Class C Class R  Class Z
                                             (3)
-------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price      5.75%(1) 4.00%   1.00%   None    None

  Load imposed on purchases       5.75%(1) None    None    None    None
  Maximum deferred sales charge
  (load)                          None(2)  4.00%(4)1.00%   None    None

ANNUAL FUND OPERATING EXPENSES(5)  (EXPENSES DEDUCTED FROM FUND ASSETS)
                                 Class A  Class B  Class C Class R  Class Z
                                                            (6)
-------------------------------------------------------------------------
Management fees                   0.78%    0.78%   0.78%   0.78%   0.78%
Distribution and service (12b-1)
fees                              0.29%    1.00%   0.99%   0.50%   None
Other expenses                    0.31%    0.31%   0.31%   0.31%   0.31%
                                  ---------------------------------------
Total annual Fund operating
expenses                          1.38%    2.09%   2.08%   1.59%   1.09%
                                  =======================================

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges-Class A" under "Choosing A Share Class" and purchases by certain retirement plans without an initial sales charge.)
3. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
4. Declines to zero after six years.
5. In periods of market volatility, during which assets may fluctuate substantially, the Fund's annual Fund operating expenses may vary from the numbers shown in the table above.
6. The Fund began offering Class R shares on October 30, 2009. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended December 31, 2008. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o   You invest $10,000 for the periods shown;

o   Your investment has a 5% return each year; and

o   The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year    3 Years  5 Years   10 Years
----------------------------------------------------------------------
If you sell your shares at
the end of the period:
Class A                        $707(1)   $987     $1,287    $2,137
Class B                        $612      $955     $1,324    $2,239(2)
Class C                        $311      $652     $1,119    $2,410
Class R                        $162      $502     $866      $1,889
Class Z                        $111      $347     $601      $1,329
If you do not sell your
shares:
Class B                        $212      $655     $1,124    $2,239(2)
Class C                        $211      $652     $1,119    $2,410

1. Assumes a contingent deferred sales charge will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

X. For the Mutual Global Discovery Fund and Mutual Shares Fund, the footnote to the "Performance - Class R Annual Total Returns" table on page 12 and 15, respectively, are revised as follows:

4. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

XI. For the Mutual Quest Fund, the footnote to the "Performance - Class R Annual Total Returns" table on page 14 is revised as follows:

4. Effective May 1, 2009, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 1, 2009, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after May 1, 2009, actual Class R performance is used reflecting all charges and fees applicable to that class.

XII. For the Mutual Beacon Fund, the "Financial Highlights" tables beginning on page 72 are revised to add the following:


SIX MONTHS ENDED JUNE 30, 2009  (UNAUDITED)   CLASS A          CLASS B           CLASS C            CLASS Z
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ...     $     8.99         $  8.68            $   8.84          $     9.07
                                             ----------         -------            --------          ----------
Income from investment operations(a):
   Net investment income(b) ............           0.02(c)        (0.01)(c)           (0.01)(c)         0.03(c)
   Net realized and unrealized gains
      (losses) .........................           0.57            0.55                0.56                0.59
                                             ----------         -------            --------          ----------
Total from investment operations .......           0.59            0.54                0.55                0.62
                                             ----------         -------            --------          ----------
Less distributions from:
   Net investment income ...............             --              --                  --                 --
   Net realized gains ..................             --              --                  --                 --
                                             ----------         -------            --------         ----------
Total distributions ....................             --              --                  --                 --
                                             ----------         -------            --------         ----------
Redemption fees(d) .....................             --              --                  --                 --
                                             ----------         -------            --------         ----------
Net asset value, end of period .........     $     9.58         $  9.22            $   9.39         $     9.69
                                             ==========         =======            ========         ==========
Total return(e) ........................          6.56%           6.22%               6.22%              6.84%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g,h) .........................           2.08%           2.77%               2.77%              1.77%
Expenses - excluding dividend expense
   on securities sold short and stock
   loan fees(g) ..........................        1.20%           1.89%               1.89%              0.89%
Net investment income ..................          0.35%(c)      (0.34)%(c)          (0.34)%(c)           0.66%(c)
SUPPLEMENTAL DATA
Net assets, end of period (000's) ......     $1,592,988         $61,385            $392,097         $2,020,391
Portfolio turnover rate ................         29.31%          29.31%              29.31%             29.31%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)  Based on average daily shares outstanding.
(c) Net investment income per share includes approximately ($0.05) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.58% for Class A, 0.89% for Class B and C and 1.89% for Class Z.
(d)  Effective September 1, 2008, the redemption fee was eliminated.
(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
(f)  Ratios are annualized for periods less than one year.
(g)  Benefit of expense reduction rounds to less than 0.01%.
(h) Includes dividend expense on securities sold short and stock loan fees which varies from period to period. See below for expense ratios that reflect only operating expenses.

XIII. For the Mutual European Fund, the "Financial Highlights" tables beginning on page 72 are revised to add the following:


SIX MONTHS ENDED JUNE 30, 2009  (UNAUDITED)    CLASS A          CLASS B        CLASS C           CLASS Z
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period .....     $  16.89         $ 16.37        $  16.76           $  17.25
                                               --------         -------        --------           --------
Income from investment operations(a):
   Net investment income(b) ..............         0.33            0.25            0.26               0.36
   Net realized and unrealized gains
      (losses) ...........................         0.16            0.16            0.16               0.16
                                               --------         -------        --------           --------
Total from investment operations .........         0.49            0.41            0.42               0.52
                                               --------         -------        --------           --------
Less distributions from:
   Net investment income .................           --              --              --                 --
   Net realized gains ....................           --              --              --                 --
                                               --------         -------        --------           --------
Total distributions ......................           --              --              --                 --
                                               --------         -------        --------           --------
Redemption fees(c) .......................           --              --              --                 --
                                               --------         -------        --------           --------
Net asset value, end of period ...........     $  17.38         $ 16.78        $  17.18           $  17.77
                                               ========         =======        ========           ========
Total return(d) ..........................        2.90%           2.50%           2.51%              3.01%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before expense reduction(f) .....        1.43%           2.14%           2.14%              1.14%
Expenses net of expense reduction(f) .....        1.42%           2.13%           2.13%              1.13%
Expenses - excluding dividend expense on
   securities sold short:
   Expenses before expense reduction .....        1.43%           2.14%           2.14%              1.14%
   Expenses net of expense reduction .....        1.42%           2.13%           2.13%              1.13%
Net investment income ....................        4.03%           3.32%           3.32%              4.32%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $665,894         $24,055        $171,441           $828,686
Portfolio turnover rate ..................       14.31%          14.31%          14.31%             14.31%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)  Based on average daily shares outstanding.
(c)  Effective September 1, 2008, the redemption fee was eliminated.
(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
(e)  Ratios are annualized for periods less than one year.
(f) Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

XIV. For the Mutual Financial Services Fund, the "Financial Highlights" tables beginning on page 72 are revised to add the following:


SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)          CLASS A           CLASS B         CLASS C           CLASS Z
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $  10.83          $   10.61        $ 10.80           $ 10.80
                                                    --------          ---------        -------           -------
Income from investment operations(a):
   Net investment income (loss)(b) .............       (0.01)(c)          (0.05)(c)      (0.05)(c)          0.01(c)
   Net realized and unrealized gains (losses) ..        0.40               0.39           0.40              0.40
                                                    --------          ---------        -------           -------
Total from investment operations ...............        0.39               0.34           0.35              0.41
                                                    --------          ---------        -------           -------
Less distributions from:
   Net investment income .......................          --                 --             --                --
   Net realized gains ..........................          --                 --             --                --
                                                    --------          ---------        -------           -------
Total distributions ............................          --                 --             --                --
                                                    --------          ---------        -------           -------
Redemption fees(d) .............................          --                 --             --                --
                                                    --------          ---------        -------           -------
Net asset value, end of period .................    $  11.22          $   10.95        $ 11.15           $ 11.21
                                                    ========          =========        =======           =======
Total return(e) ................................       3.60%              3.20%          3.24%             3.80%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before expense reduction(g) ...........       1.56%              2.28%          2.28%             1.28%
Expenses net of expense reduction(g) ...........       1.55%              2.27%          2.27%             1.27%
Ratios to average net assets, excluding
   dividend expense on securities sold short:
   Expenses before expense reduction ...........       1.55%              2.27%          2.27%             1.27%
   Expenses net of expense reduction ...........       1.54%              2.26%          2.26%             1.26%
Net investment income (loss) ...................     (0.20)%(c)         (0.92)%(c)     (0.92)%(c)          0.08%(c)
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $252,688          $  11,117        $98,419           $90,299
Portfolio turnover rate ........................      35.66%             35.66%         35.66%            35.66%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)  Based on average daily shares outstanding.
(c) Net investment income per share includes approximately ($0.09) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.58% for Class A, 0.86% for Class B and C and 1.86% for Class Z.

(d)  Effective September 1, 2008, the redemption fee was eliminated.
(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
(f)  Ratios are annualized for periods less than one year.
(g) Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

XV. For the Mutual Global Discovery Fund, the "Financial Highlights" tables beginning on page 72 are revised to add the following:

Six Months Ended June 30, 2009 (unaudited)  Class A             Class B           Class C            Class R          Class Z
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ...    $    22.30           $  21.89          $    22.16        $  22.12         $    22.54
                                            ----------           --------          ----------        --------         ----------
Income from investment operations(a):
   Net investment income(b) ............          0.12(c)            0.04(c)             0.04(c)         0.10(c)            0.16(c)
   Net realized and unrealized gains
      (losses) .........................          1.58               1.55                1.56            1.57               1.59
                                            ----------           --------          ----------        --------         ----------
Total from investment operations .......          1.70               1.59                1.60            1.67               1.75
                                            ----------           --------          ----------        --------         ----------
Less distributions from:
   Net investment income ...............            --                 --                  --              --                 --
   Net realized gains ..................            --                 --                  --              --                 --
                                            ----------           --------          ----------        --------         ----------
Total distributions ....................            --                 --                  --              --                 --
                                            ----------           --------          ----------        --------         ----------
Redemption fees(d) .....................            --                 --                  --              --                 --
                                            ----------           --------          ----------        --------         ----------
Net asset value, end of period .........    $    24.00           $  23.48          $    23.76        $  23.79         $    24.29
                                            ==========           ========          ==========        ========         ==========
Total return(e) ........................         7.62%              7.26%               7.22%           7.55%              7.76%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g,h) .........................          1.42%              2.13%               2.13%           1.63%              1.13%
Expenses - excluding dividend expense
   on securities sold short(g) .........         1.33%              2.04%               2.04%           1.54%              1.04%
Net investment income ..................         1.08%(c)           0.37%(c)            0.37%(c)        0.87%(c)           1.37%(c)
SUPPLEMENTAL DATA
Net assets, end of period (000's) ......    $6,539,763           $149,145          $2,116,890        $268,602         $4,139,808
Portfolio turnover rate ................        13.29%             13.29%              13.29%          13.29%             13.29%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)  Based on average daily shares outstanding.
(c) Net investment income per share includes approximately ($0.05) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.53% for Class A, 0.82% for Class B and C, 1.32% for Class R and 1.82% for Class Z.
(d)  Effective September 1, 2008, the redemption fee was eliminated.
(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
(f)  Ratios are annualized for periods less than one year.
(g)  Benefit of expense reduction rounds to less than 0.01%.
(h) Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

XVI. For the Mutual International Fund, the "Financial Highlights" tables beginning on page 72 are revised to add the following:

PERIOD ENDED JUNE 30, 2009 (UNAUDITED)                        CLASS A          CLASS C           CLASS R         CLASS Z
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................    $10.00            $10.00           $10.00           $10.00
                                                              ------            ------           ------           ------
Income from investment operations(b):
   Net investment income(c) ..............................      0.05              0.03             0.05             0.05
   Net realized and unrealized gains (losses) ............      0.48              0.48             0.48             0.48
                                                              ------            ------           ------           ------
Total from investment operations .........................      0.53              0.51             0.53             0.53
                                                              ------            ------           ------           ------
Net asset value, end of period ...........................    $10.53            $10.51           $10.53           $10.53
                                                              ======            ======           ======           ======
Total return(d) ..........................................     5.30%             5.10%            5.30%            5.30%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and payments by affiliates ........     6.56%             7.26%            6.76%            6.26%
Expenses net of waiver and payments by affiliates ........     1.47%             2.17%            1.67%            1.17%
Net investment income ....................................     3.08%             2.38%            2.88%            3.38%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................    $2,569            $  224          $   11            $1,219
Portfolio turnover rate ..................................     1.39%             1.39%            1.39%            1.39%

(a)  For the period May 1, 2009 (commencement of operations) to June 30, 2009.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)  Based on average daily shares outstanding.
(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
(e)  Ratios are annualized for periods less than one year.

XVII. For the Mutual Quest Fund, the "Financial Highlights" tables beginning on page 72 are revised to add the following:

SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)   CLASS A              CLASS B        CLASS C          CLASS R(h)          CLASS Z
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .....   $  14.50             $ 14.19        $  14.38         $  14.64             $    14.59
                                             --------             -------        --------           ------             ----------
Income from investment operations(a):
   Net investment income(b) ..............       0.08(c)             0.03(c)         0.03(c)          0.04                   0.10(c)
   Net realized and unrealized gains
      (losses) ...........................       0.68                0.66            0.67             0.56                   0.69
                                             --------             -------        --------          -------               ----------
Total from investment operations .........       0.76                0.69            0.70             0.60                   0.79
                                             --------             -------        --------                                ----------
Less distributions from:
   Net investment income .................         --                  --              --                                      --
   Net realized gains ....................         --                  --              --                                      --
                                             --------             -------        --------                              ----------
Total distributions ......................         --                  --              --                                      --
                                             --------             -------        --------                              ----------
Redemption fees(d) .......................         --                  --              --                                      --
                                             --------             -------        --------                              ----------
Net asset value, end of period ...........   $  15.26             $ 14.88        $  15.08            $15.24            $    15.38
                                             ========             =======        ========            ======            ==========
Total return(e) ..........................      5.24%               4.86%           4.87%             4.10%                 5.41%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before expense reduction(g) .....      1.23%               1.92%           1.92%             1.42%                 0.92%
Expenses net of expense reduction(g) .....      1.22%               1.91%           1.91%             1.41%                 0.91%
Ratios to average net assets, excluding
   dividend expense on securities sold
   short:
   Expenses before expense reduction .....      1.13%               1.82%           1.82%             1.32%                 0.82%
   Expenses net of expense reduction .....      1.12%               1.81%           1.81%             1.31%                 0.81%
Net investment income ....................      1.10%(c)            0.41%(c)        0.41%(c)          0.91%(c)              1.41%(c)
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........   $961,625             $37,505        $350,925            $    5            $3,191,340
Portfolio turnover rate ..................     13.33%              13.33%          13.33%            13.33%                13.33%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)  Based on average daily shares outstanding.
(c) Net investment income per share includes approximately ($0.05) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.78% for Class A, 1.09% for Class B and C and 2.09% for Class Z.
(d)  Effective September 1, 2008, the redemption fee was eliminated.
(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
(f)  Ratios are annualized for periods less than one year.
(g) Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
(h)  For the period May 1, 2009 (effective date) to June 30, 2009.
(i) Net investment income includes a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.60%.


XVIII. For the Mutual Shares Fund, the "Financial Highlights" tables beginning on page 72 are revised to add the following:

SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)  CLASS A        CLASS B          CLASS C          CLASS R           CLASS Z
----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..    $    15.22      $  14.94         $    15.10        $  15.15         $  15.32
                                           ----------      --------         ----------        --------         --------
Income from investment operations(a):
   Net investment income(b) ...........          0.10(c)       0.05(c)            0.05(c)         0.09(c)          0.13(c)
   Net realized and unrealized
      gains (losses) ..................          0.70          0.68               0.69            0.68             0.70
                                           ----------      --------         ----------        --------         --------
Total from investment operations ......          0.80          0.73               0.74            0.77             0.83
                                           ----------      --------         ----------        --------         --------
Less distributions from:
   Net investment income ..............            --            --                 --              --               --
   Net realized gains .................            --            --                 --              --               --
                                           ----------      --------         ----------        --------         --------
Total distributions ...................            --            --                 --              --               --
                                           ----------      --------         ----------        --------         --------
Redemption fees(d) ....................            --            --                 --              --               --
                                           ----------      --------         ----------        --------         --------
Net asset value, end of period ........    $    16.02      $  15.67         $    15.84        $  15.92         $  16.15
                                           ==========      ========         ==========        ========         ========
Total return(e) .......................         5.26%         4.89%              4.90%           5.08%            5.42%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before waiver and payments by
   affiliates(g,h) ...................          1.21%         1.91%              1.91%           1.41%            0.91%
Expenses net of waiver and payments by
   affiliates(g,h) ...................          1.20%         1.90%              1.90%           1.40%            0.90%
Ratios to average net assets,
   excluding dividend expense on
   securities sold short:
   Expenses before waiver and payments
      by affiliates(h) ................         1.15%         1.85%              1.85%           1.35%            0.85%
   Expenses net of waiver and payments
      by affiliates(h) ................         1.14%         1.84%              1.84%           1.34%            0.84%
Net investment income .................         1.42%(c)      0.72%(c)           0.72%(c)        1.22%(c)         1.72%(c)
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....    $4,387,124      $240,317         $1,202,991        $183,289       $7,267,113
Portfolio turnover rate ...............        24.43%        24.43%             24.43%          24.43%           24.43%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)  Based on average daily shares outstanding.
(c) Net investment income per share includes approximately ($0.08) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.75% for Class A, 1.75% for Class B and C, 2.25% for Class R and 2.75% for Class Z.
(d)  Effective September 1, 2008, the redemption fee was eliminated.
(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
(f)  Ratios are annualized for periods less than one year.
(g) Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
(h)  Benefit of expense reduction rounds to less than 0.01%.

XIX. Mutual Beacon Fund and Mutual European Fund are added to the list of funds for the "SALES CHARGES - Class R" table on page 118.


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.









MS SA-3 10/09

                       SUPPLEMENT DATED OCTOBER 30, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2009
                                      OF
                         FRANKLIN MUTUAL SERIES FUNDS
                              Mutual Beacon Fund
                         Mutual Global Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                           Mutual International Fund
                               Mutual Quest Fund
                              Mutual Shares Fund

The Statement of Additional Information is amended as follows:

I. The Mutual Beacon Fund and Mutual European Fund will begin offering Class R shares on or about October 30, 2009. Therefore, on or about October 30, 2009, the Mutual Beacon and Mutual European Fund will offer five classes of shares, Class A, Class B, Class C, Class R and Class Z.

II. The second paragraph on page 1 is replaced with the following:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund's Annual Report to Shareholders, for the fiscal year ended December 31, 2008, and the unaudited financial statements in the Fund's Semiannual Report for the period ended June 30, 2009, are incorporated by reference (are legally a part of this SAI).

III. The footnote four to the "Officers and Trustees" fee table on page 26 is replaced with the following:

4. Edward I. Altman, Ann Torre Bates, Bruce MacPherson and Robert E. Wade may, in the future, receive payments pursuant to a discontinued retirement plan that generally provides payments to independent board members who have served seven years or longer for the Trust.

IV. The second paragraph under "Organization, Voting Rights and Principal Holders" beginning on page 43 is replaced with the following:

Mutual Financial Services Fund currently offers four classes of shares, Class A, Class B, Class C and Class Z. Mutual Beacon, Mutual European, Mutual Quest, Mutual Shares and Mutual Global Discovery Funds currently offer five classes of shares, Class A, Class B, Class C, Class R and Class Z. Mutual International Fund began offering four classes of shares, Class A, Class C, Class R and Class Z on May 1, 2009. The Mutual Quest Fund began offering Class R shares on May 1, 2009. The Mutual Beacon Fund and Mutual European Fund began offering Class R shares on October 30, 2009. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Fund may offer additional classes of shares in the future. The full title of each class is:

o Mutual Quest Fund - Class A

o Mutual Quest Fund - Class B

o Mutual Quest Fund - Class C

o Mutual Quest Fund - Class R

o Mutual Quest Fund - Class Z

o Mutual Beacon Fund - Class A

o Mutual Beacon Fund - Class B

o Mutual Beacon Fund - Class C

o Mutual Beacon Fund - Class R

o Mutual Beacon Fund - Class Z

o Mutual European Fund - Class A

o Mutual European Fund - Class B

o Mutual European Fund - Class C

o Mutual European Fund - Class R

o Mutual European Fund - Class Z

o Mutual Financial Services Fund - Class A

o Mutual Financial Services Fund - Class B

o Mutual Financial Services Fund - Class C

o Mutual Financial Services Fund - Class Z

o Mutual Global Discovery Fund - Class A

o Mutual Global Discovery Fund - Class B

o Mutual Global Discovery Fund - Class C

o Mutual Global Discovery Fund - Class R

o Mutual Global Discovery Fund - Class Z

o Mutual Shares Fund - Class A

o Mutual Shares Fund - Class B

o Mutual Shares Fund - Class C

o Mutual Shares Fund - Class R

o Mutual Shares Fund - Class Z

o Mutual International Fund - Class A

o Mutual International Fund - Class C

o Mutual International Fund - Class R

o Mutual International Fund - Class Z

V. The seventh through ninth paragraphs under "Organization, Voting Rights and Principal Holders" on page 44 are replaced with the following:

As of October 1, 2009, the principal shareholders of the Funds, beneficial or of record, were:

                                      SHARE     PERCENTAGE
NAME AND ADDRESS                      CLASS        (%)
---------------------------------------------------------------
BEACON
John Hancock Life Insurance Co.       Class A     24.84
601 Congress St.
Boston, MA 02210-2804

MUTUAL SHARES
NFS LLC FEBO                          Class R      7.08
Transamerica Financial Life
1150 S. Olive St., Ste. 2700
Los Angeles, CA  90015-2211
NFS LLC FEBO                          Class R     16.11
Transamerica Life Insurance
1150 S. Olive St., Ste. 2700
Los Angeles, CA  90015-2211
ING Insurance & Annuity Co.           Class R     14.44
1 Orange Way B3N
Windsor, CT  06095-4773
Hartford Life Insurance Co.           Class R      8.17
P.O. Box 2999
Hartford, CT 06104-2999
Franklin Templeton Founding Funds     Class Z     33.64
Allocation Fund
Franklin Templeton Fund Allocator
Series
500 E. Broward Blvd., Ste. 2100
Fort Lauderdale, FL  33394-3007

GLOBAL DISCOVERY
John Hancock Life Insurance Company   Class A      5.36
USA
601 Congress St.
Boston, MA 02210-2804
ING Insurance & Annuity Co.           Class R     25.08
1 Orange Way B3N
Windsor, CT 06095-4773
Hartford Life Insurance Company       Class R     11.84
P.O. Box 2999
Hartford, CT 06104-2999

EUROPEAN
Growth Target Fund                    Class Z      5.24
Franklin Templeton Fund Allocator
Series
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Age Newborn-8 Years                   Class Z      6.66
FT 529 College Savings Plan
500 E. Broward, Blvd Ste 2100
Fort Lauderdale, FL 33394-3007
Moderate Target Fund                  Class Z      6.77
Franklin Templeton Fund Allocator
Series
3344 Quality Drive
Rancho Cordova, CA 95670-7313

INTERNATIONAL
------------------------------------------------------------
Franklin Advisers, Inc.                Class A     77.07
Franklin Templeton Investments
One Franklin Parkway
San Mateo, CA 94403-1906

Richard G. Kestler and Bety A.         Class C     5.19
Kessler JT TEN
1396 State Route 94
New Windsor, NY 12553-8616

Franklin Templeton Bank & Trust        Class C     6.16
Custodian for Shirley L. Fernandez
5240 41st Avenue South
Minneapolis, MN 55417-2206

Franklin Advisers, Inc.                Class R    100.00
Franklin Templeton Investments
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Templeton Bank & Trust        Class Z     5.41
Custodian for Roth Conversion IRA of
Carl C. Drenkard
2467 Laurel Cove Drive
Virginia Beach, VA 23454-2052

QUEST                                  SHARE     PERCENTAGE
                                       CLASS        (%)
------------------------------------------------------------
Franklin Advisers, Inc.                Class R     56.14
Franklin Templeton Investments
One Franklin Parkway
San Mateo, CA 94403-1906

Note: Franklin Advisers, Inc. is a California corporation and is wholly owned by Franklin Resources, Inc.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of October 1, 2009, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.


               Please keep this supplement for future reference.









                         FRANKLIN MUTUAL SERIES FUNDS
                              File Nos. 033-18516
                                   811-05387
                                   FORM N-1A
                                    PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Articles of Incorporation

      (i) Agreement and Declaration of Trust of Franklin Mutual Series Funds dated October 18, 2006
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2008

     (ii) Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2008

     (iii) Certificate of Trust of Franklin Mutual Series Funds dated October 18, 2006
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2008

     (iv) Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2008

      (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Mutual Series Funds dated October 20, 2008
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

(b)   By-laws

      (i)  By-Laws of Franklin Mutual Series Funds effective as of October 18,
           2006
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2008

      (ii) Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2008

(c)   Instruments Defining Rights of Security Holders

           Not Applicable

(d)   Investment Advisory Contracts

      (i) Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual Beacon Fund and Franklin Mutual Advisers, LLC.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (ii) Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual Global Discovery Fund and Franklin Mutual Advisers, LLC.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

     (iii) Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual European Fund and Franklin Mutual Advisers, LLC.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

     (iv) Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual Financial Services Fund and Franklin Mutual Advisers, LLC.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File Quest No. 033-18516
           Filing Date: February 12, 2009

      (v) Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual Quest Fund and Franklin Mutual Advisers, LLC.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

     (vi) Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual Shares Fund and Franklin Mutual Advisers, LLC.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

     (vii) Investment Management Agreement between the Registrant on behalf of the Mutual International Fund and Franklin Mutual Advisers, LLC
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

    (viii) Sub-Advisory Agreement dated May 1, 2008, on behalf of Mutual Quest Fund, by and between Franklin Mutual Advisers, LLC and Franklin Templeton Investment Management Limited
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

     (ix) Sub-Advisory Agreement dated May 1, 2008, on behalf of Mutual Global Discovery Fund, by and between Franklin Mutual Advisers, LLC and Franklin Templeton Investment Management Limited
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

(e)   Underwriting Contracts

       (i) Distribution Agreement dated May 1, 2008, between Registrant and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (ii) Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
           Filing: Post-Effective Amendment No.33 to
           Registration Statement on Form N-1A
           File No. 33-18516
           Filing Date: April 29, 2004

     (iii) Amendment dated May 15, 2007 to form of Selling Agreement between Franklin/Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2008

(f)   Bonus or Profit Sharing Contracts

           Not Applicable

(g)   Custodian Agreements

      (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
           File No. 33-18516
           Filing Date: December 24, 1998

      (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
           File No. 33-18516
           Filing Date: December 24, 1998

     (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
           File No. 33-18516
           Filing Date: December 24, 1998

      (iv) Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and Bank of New
           York dated February 16, 1996
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-18516
           Filing Date: December 20, 2001

       (v) Amendment dated October 1, 2009, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996

      (vi) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-18516
           Filing Date: December 20, 2001

     (vii) Amendment dated October 1, 2009, to Schedule 1 of the Foreign Custody Manager Agreement

    (viii) Amendment dated May 1, 2009, to Schedule 2 of the Foreign Custody Manager Agreement

(h)  Other Material Contracts

      (i) Fund Administration Agreement dated May 1, 2008, between the Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Quest Fund, Mutual Shares Fund and Mutual
           International Fund, and Franklin Templeton Services, LLC as amended May 1, 2009
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

      (ii) Form of Special Servicing Agreement
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

(i)   Legal Opinion

      (i)  Opinion and Consent of Counsel dated April 23, 2008
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2008

(j)   Other Opinions

      (i) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

(k)   Omitted Financial Statements

           Not Applicable

(l)   Initial Capital Agreements

      (i)  Form of Subscription Agreement by Sole Shareholder
           Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
           File No. 33-18516
           Filing Date: April 30, 1997

(m)   Rule 12b-1 Plan

      (i) Class A Distribution Plan dated May 1, 2008, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Beacon Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (ii) Class A Distribution Plan dated May 1, 2008, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Global Discovery Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

     (iii) Class A Distribution Plan dated May 1, 2008, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual European Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (iv) Class A Distribution Plan dated May 1, 2008, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Financial Services Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (v) Class A Distribution Plan dated May 1, 2008, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Quest Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (vi) Class A Distribution Plan dated May 1, 2008, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Shares Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

     (vii) Class A Distribution Plan dated May 1, 2009 pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual International Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

    (viii) Class B Distribution Plan dated May 1, 2008, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Quest Fund, and Mutual Shares Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

     (ix) Class C Distribution Plan dated May 1, 2008, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Quest Fund, and Mutual Shares Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (x) Class C Distribution Plan dated May 1, 2009 pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual International Fund and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

     (xi) Amended and Restated Class R Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund, and Franklin/Templeton Distributors, Inc.

    (xii) Amended and Restated Class R Distribution Plan dated October 30, 2009 pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Beacon Fund and Mutual European Fund and Franklin/Templeton Distributors, Inc.

(n)   Rule 18f-3 Plan

      (i)  Multiple Class Plan on behalf of Mutual Beacon Fund dated July 14,
           2009

      (ii) Multiple Class Plan on behalf of Mutual Global Discovery Fund dated October 17, 2006
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

     (iii) Multiple Class Plan on behalf of Mutual European Fund dated July 14, 2009

      (iv) Multiple Class Plan on behalf of Mutual Financial Services Fund dated October 17, 2006
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

       (v) Multiple Class Plan on behalf of Mutual Shares Fund dated October 17, 2006
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (vi) Multiple Class Plan on behalf of Mutual International Fund dated February 25, 2009

     (vii) Multiple Class Plan on behalf of Mutual Quest Fund dated February 25, 2009

(p)   Code of Ethics

       (i) Code of Ethics dated May 2009

(q)   Power of Attorney

      (i)  Powers of Attorney dated December 1, 2008
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: February 12, 2009

      (ii) Power of Attorney dated March 2, 2009
           Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
           File No. 033-18516
           Filing Date: April 28, 2009

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.  INDEMNIFICATION

The Agreement and Declaration of Trust (Declaration) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (Delaware Act). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a)  Franklin Mutual Advisers, LLC serves as Investment Manager of the Funds.

The officers and directors of the Investment Manager also serve as officers and directors for (1) the Investment Manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-53068), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Franklin Templeton Investment Management Limited.

Franklin Templeton Investment Management Limited (FTIML) serves as the sub-advisor of two series of the Trust. FTIML is an indirect subsidiary of Templeton Worldwide, Inc., which is a subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of Investment Management (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.


ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b) The information required by this item 28 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.8-5889).

c) Not applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Franklin Mutual Series Funds, located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, or at Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all off the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of October, 2009.


                             FRANKLIN MUTUAL SERIES FUNDS
                             (Registrant)

                             By:  /S/ DAVID P. GOSS
                                  David P. Goss
                                  Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

PETER A. LANGERMAN*               Trustee and
Peter A. Langerman                Chief Executive Officer-
                                  Investment Management
                                  Dated: October 27, 2009

LAURA F. FERGERSON*               Chief Executive Officer-Finance
Laura F. Fergerson                and Administration
                                  Dated: October 27, 2009

MATTHEW T. HINKLE*                Chief Financial Officer and
Matthew T. Hinkle                 Chief Accounting Officer
                                  Dated: October 27, 2009

EDWARD I. ALTMAN*                 Trustee
Edward I. Altman                  Dated: October 27, 2009

ANN TORRE BATES*                  Trustee
Ann Torre Bates                   Dated: October 27, 2009

BURTON J. GREENWALD*              Trustee
Burton J. Greenwald               Dated: October 27, 2009

GREGORY E. JOHNSON*               Trustee
Gregory E. Johnson                Dated: October 27, 2009

KEITH E. MITCHELL*                Trustee
Keith E. Mitchell                 Dated: October 27, 2009

CHARLES RUBENS II*                Trustee
Charles Rubens II                 Dated: October 27, 2009

LARRY D. THOMPSON*                Trustee
Larry D. Thompson                 Dated: October 27, 2009

JAN HOPKINS TRACHTMAN*            Trustee
Jan Hopkins                       Dated: October 27, 2009

ROBERT E. WADE*                   Trustee
Robert E. Wade                    Dated: OCTOBER 27, 2009


*By:  /S/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)


                         FRANKLIN MUTUAL SERIES FUNDS
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.         DESCRIPTION                               LOCATION
EX-99.(a)(i)        Agreement and Declaration of Trust           *
                    dated October 18, 2006

EX-99.(a)(ii)       Certificate of Amendment dated December      *
                    4, 2006 of Agreement and Declaration of
                    Trust dated October 18, 2006

EX-99.(a)(iii)      Certificate of Trust dated October 18,       *
                    2006

EX-99.(a)(iv)       Certificate of Amendment dated December      *
                    4, 2006 to the Certificate of Trust
                    dated October 18, 2006

EX-99.(a)(v)        Certificate of Amendment of Agreement        *
                    and Declaration of Trust of Franklin
                    Mutual Series Funds dated October 20,
                    2008

EX-99.(b)(i)        By-Laws                                      *

EX-99.(b)(ii)       Certificate of Amendment dated December      *
                    4, 2006 of By-Laws dated October 18,
                    2006

EX-99.(d)(i)        Investment Management Agreement dated        *
                    May 1, 2008 between the Registrant on
                    behalf of Mutual Beacon Fund and
                    Franklin Mutual Advisers, LLC.

EX-99.(d)(ii)       Investment Management Agreement dated        *
                    May 1, 2008 between the Registrant on
                    behalf of Mutual Global Discovery Fund
                    and Franklin Mutual Advisers, LLC.

EX-99.(d)(iii)      Investment Management Agreement dated        *
                    May 1, 2008 between the Registrant on
                    behalf of Mutual European Fund and
                    Franklin Mutual Advisers, LLC.

EX-99.(d)(iv)       Investment Management Agreement dated        *
                    May 1, 2008 between the Registrant on
                    behalf of Mutual Financial Services
                    Fund and Franklin Mutual Advisers, LLC.

EX-99.(d)(v)        Investment Management Agreement dated        *
                    May 1, 2008 between the Registrant on
                    behalf of Mutual Quest Fund and
                    Franklin Mutual Advisers, LLC.

EX-99.(d)(vi)       Investment Management Agreement dated        *
                    May 1, 2008 between the Registrant on
                    behalf of Mutual Shares Fund and
                    Franklin Mutual Advisers, LLC.

EX-99.(d)(vii)      Investment Management Agreement dated        *
                    May 1, 2009 between the Registrant on
                    behalf of Mutual International Fund and
                    Franklin Mutual Advisers, LLC.

EX-99.(d)(viii)     Sub-Advisory Agreement dated May 1,          *
                    2008, on behalf of Mutual Quest Fund,
                    by and between Franklin Mutual
                    Advisers, LLC and Franklin Templeton
                    Investment Management Limited

EX-99.(d)(ix)       Sub-Advisory Agreement dated May 1,          *
                    2008, on behalf of Mutual Global
                    Discovery Fund, by and between Franklin
                    Mutual Advisers, LLC and Franklin
                    Templeton Investment Management Limited

EX-99.(e)(i)        Distribution Agreement between               *
                    Registrant and Franklin/Templeton
                    Distributors, Inc.

EX-99.(e)(ii)       Form of Selling Agreements between           *
                    Franklin/Templeton Distributors, Inc.
                    and Securities Dealers dated November
                    1, 2003

EX-99.(e)(iii)      Amendment dated May 15, 2007 to form of      *
                    Selling Agreement between
                    Franklin/Templeton Distributors, Inc.,
                    and Securities Dealers dated November
                    1, 2003

EX-99.(g)(i)        Master Custody Agreement between             *
                    Registrant and Bank of New York dated
                    February 16, 1996

EX-99.(g)(ii)       Amendment dated May 7, 1997 to Master        *
                    Custody Agreement between Registrant
                    and Bank of New York dated February 16,
                    1996

EX-99.(g)(iii)      Amendment dated February 27, 1998 to         *
                    Master Custody Agreement between
                    Registrant and Bank of New York dated
                    February 16, 1996

EX-99.(g)(iv)       Amendment dated May 16, 2001 to Master       *
                    Custody Agreement between Registrant
                    and Bank of New York dated February 16,
                    1996

EX-99.(g)(v)        Amendment dated October 1, 2009, to       Attached
                    Exhibit A of the Master Custody
                    Agreement between Registrant and Bank
                    of New York made as of February 16, 1996

EX-99.(g)(vi)       Amended and Restated Foreign Custody         *
                    Manager Agreement between the
                    Registrant and Bank of New York made as
                    of May 16, 2001

EX-99.(g)(vii)      Amendment dated October 1, 2009, to       Attached
                    Schedule 1 of the Foreign Custody
                    Manager Agreement

EX-99.(g)(viii)     Amendment dated May 1, 2009, to           Attached
                    Schedule 2 of the Foreign Custody
                    Manager Agreement

EX-99.(h)(i)        Fund Administration Agreement dated May      *
                    1, 2008 between  the Registrant, on
                    behalf of Mutual Beacon Fund, Mutual
                    Global Discovery Fund, Mutual European
                    Fund, Mutual Financial Services Fund,
                    Mutual Quest Fund, Mutual Shares Fund
                    and Mutual International Fund, and
                    Franklin Templeton Services, LLC as
                    amended May 1, 2009

EX-99.(h)(ii)       Form of Special Servicing Agreement          *

EX-99.(i)(i)        Opinion and Consent of Counsel               *

EX-99.(j)(i)        Consent of Ernst & Young LLP,                *
                    Independent Registered Public
                    Accounting Firm

EX-99.(m)(i)        Class A Distribution Plan dated May 1,       *
                    2008 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual Beacon
                    Fund and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(ii)       Class A Distribution Plan dated May 1,       *
                    2008 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual Global
                    Discovery Fund and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(iii)      Class A Distribution Plan dated May 1,       *
                    2008 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual
                    European Fund and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(iv)       Class A Distribution Plan dated May 1,       *
                    2008 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual
                    Financial Services Fund and
                    Franklin/Templeton Distributors, Inc.

EX-99.(m)(v)        Class A Distribution Plan dated May 1,       *
                    2008 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual Quest
                    Fund and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(vi)       Class A Distribution Plan dated May 1,       *
                    2008 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual Shares
                    Fund and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(vii)      Class A Distribution Plan dated May 1,       *
                    2009 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual
                    International Fund and
                    Franklin/Templeton Distributors, Inc.

EX-99.(m)(viii)     Class B Distribution Plan dated May 1,       *
                    2008 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual Beacon
                    Fund, Mutual Global Discovery Fund,
                    Mutual European Fund, Mutual Financial
                    Services Fund, Mutual Quest Fund and
                    Mutual Shares Fund, and
                    Franklin/Templeton Distributors, Inc.

EX-99.(m)(ix)       Class C Distribution Plan dated May 1,       *
                    2008 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual Beacon
                    Fund, Mutual Global Discovery Fund,
                    Mutual European Fund, Mutual Financial
                    Services Fund, Mutual Quest Fund and
                    Mutual Shares Fund, and
                    Franklin/Templeton Distributors, Inc.

EX-99.(m)(x)        Class C Distribution Plan dated May 1,       *
                    2009 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual
                    International Fund and
                    Franklin/Templeton Distributors, Inc.

EX-99.(m)(xi)       Amended and Restated Class R              Attached
                    Distribution Plan dated July 14, 2009,
                    pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual Global
                    Discovery Fund, Mutual International
                    Fund, Mutual Quest Fund and Mutual
                    Shares Fund, and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(xii)      Amended and Restated Class R              Attached
                    Distribution Plan dated October 30,
                    2009 pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Mutual Beacon
                    Fund and Mutual European Fund and
                    Franklin/Templeton Distributors, Inc.

EX-99.(n)(i)        Multiple Class Plan on behalf of Mutual   Attached
                    Beacon Fund dated July 14, 2009

EX-99.(n)(ii)       Multiple Class Plan on behalf of Mutual      *
                    Global Discovery Fund dated October 17,
                    2006

EX-99.(n)(iii)      Multiple Class Plan on behalf of Mutual   Attached
                    European Fund dated July 14, 2009

EX-99.(n)(iv)       Multiple Class Plan on behalf of Mutual      *
                    Financial Services Fund dated October
                    17, 2006

EX-99.(n)(v)        Multiple Class Plan on behalf of Mutual      *
                    Shares Fund dated October 17, 2006

EX-99.(n)(vi)       Multiple Class Plan on behalf of Mutual   Attached
                    International Fund dated February 25,
                    2009

EX-99.(n)(vii)      Multiple Class Plan on behalf of Mutual   Attached
                    Quest Fund dated February 25, 2009

EX-99.(p)(i)        Code of Ethics dated May 2009             Attached

EX-99.(q)(i)        Powers of Attorney dated December 1,         *
                    2008

EX-99.(q)(ii)       Powers of Attorney dated March 2, 2009       *

*Incorporated by reference